ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2019	2018
Current tax payable	9,134	12,155
Interest expense	7,036	7,887
Vessel operating and drydocking expenses	6,503	6,824
Administrative expenses	778	363
	23,451	27,229